CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - Treasury Shares [Member] - ARS ($) $ in Thousands		12 Months Ended
	Nov. 13, 2019	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Shares issued (in shares)		9,886,755	13,600,780
Par value (in pesos per share)		$ 1	$ 1
Percentage of share capital	3.706%	1.24%	1.71%
Acquisition cost	$ 4,045,739	$ 730,764	$ 2,185,845